Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
Trade and other receivables consisted of the following:

Trade and other receivables - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Trade receivables, net	3,188	2,787
Research tax credit	11,299	14,847
VAT receivables	1,288	2,473
Grants receivables	4	8
Other receivables	126	69
TOTAL	15,906	20,184
Of which : Current	15,906	20,184
Of which : Non-current	—	—